CARE AND MAINTENANCE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Care And Maintenance [Line Items]
Care and maintenance expense	$ 580	$ 1,356
Severance costs	0	870
El Cubo, Mexico [Member]
Care And Maintenance [Line Items]
Care and maintenance expense	580	1,356
Severance costs	$ 0	$ 870